EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Disclosure of composition of share capital [Table Text Block]
	June 30, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Unaudited		Audited

Common shares without par value	Unlimited	4,044,812	Unlimited	3,085,452

Disclosure of changes in issued and outstanding share capital [Table Text Block]
Six months period ended June 30, 2025
Unaudited

Balance as of January 1, 2025	3,085,452
Common shares issued upon pre-funded warrants exercised (Note 3C)	152,701
Common shares issued upon debentures converted (Note 3D)	625,461
Common shares issued as consideration upon acquisition of non-controlling interest (Note 3E)	128,818
Common shares issued upon debt settlement (Note 3F)	52,380

Balance as of June 30, 2025	4,044,812